Credit Facilities and Debt - Borrowing Obligations (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 01, 2015	Dec. 31, 2014	Oct. 22, 2012	Oct. 24, 2011
5.375% Senior Notes due August 15, 2020
Debt Instrument [Line Items]
Convertible debentures, interest rate	5.375%	5.375%			5.375%
Debt Instrument Maturity Year	2020
Debt Instrument, Unamortized Premium	$ 3.8	$ 4.6
Debt Instrument, Interest Rate, Effective Percentage	5.28%
2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Convertible debentures, interest rate	2.75%	2.75%		2.75%		2.75%
Debt Instrument Maturity Year	2031	2031
Debt Instrument, Interest Rate, Effective Percentage	7.43%
Debt Instrument, Unamortized Discount	$ 39.1	$ 88.8
Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
Convertible debentures, interest rate	1.50%	0.00%	1.50%
Debt Instrument Maturity Year	2027
Debt Instrument, Interest Rate, Effective Percentage	5.50%
Debt Instrument, Unamortized Discount	$ (60.5)	$ 0.0	$ 63.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 0.8	$ 1.0